Related parties transactions - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-term benefits
Salary or compensation	R$ 48,663	R$ 24,774	R$ 20,593
Direct and indirect benefits	2,828	2,959	1,997
Bonus	16,752	26,819	20,181
Total short term benefits	68,243	54,552	42,771
Long-term benefits
Share-based compensation	62,150	33,554	29,323
Total long term benefits	62,150	33,554	29,323
Total management compensation	R$ 130,393	R$ 88,106	R$ 72,094